Financial Instrument Risk Management - Debt Securities by Issuer and Industry Sector (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Financial assets	$ 143,061	$ 137,691
Canadian federal government
Disclosure of financial assets [line items]
Financial assets	5,576	5,198
Canadian federal government | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	3,830	3,366
Canadian federal government | Available-for-sale
Disclosure of financial assets [line items]
Financial assets	1,746	1,832
Canadian provincial and municipal government
Disclosure of financial assets [line items]
Financial assets	13,065	13,296
Canadian provincial and municipal government | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	11,866	12,158
Canadian provincial and municipal government | Available-for-sale
Disclosure of financial assets [line items]
Financial assets	1,199	1,138
U.S. government and agency
Disclosure of financial assets [line items]
Financial assets	2,907	2,049
U.S. government and agency | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	1,380	1,231
U.S. government and agency | Available-for-sale
Disclosure of financial assets [line items]
Financial assets	1,527	818
Other foreign government
Disclosure of financial assets [line items]
Financial assets	5,646	6,113
Other foreign government | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	4,929	5,361
Other foreign government | Available-for-sale
Disclosure of financial assets [line items]
Financial assets	717	752
Government issued or guaranteed debt securities
Disclosure of financial assets [line items]
Financial assets	27,194	26,656
Government issued or guaranteed debt securities | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	22,005	22,116
Government issued or guaranteed debt securities | Available-for-sale
Disclosure of financial assets [line items]
Financial assets	5,189	4,540
Corporate Debt Securities
Disclosure of financial assets [line items]
Financial assets	39,883	40,064
Corporate Debt Securities | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	34,870	34,170
Corporate Debt Securities | Available-for-sale
Disclosure of financial assets [line items]
Financial assets	5,013	5,894
Corporate Debt Securities | Financials
Disclosure of financial assets [line items]
Financial assets	9,860	9,561
Corporate Debt Securities | Financials | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	8,390	7,856
Corporate Debt Securities | Financials | Available-for-sale
Disclosure of financial assets [line items]
Financial assets	1,470	1,705
Corporate Debt Securities | Utilities
Disclosure of financial assets [line items]
Financial assets	6,881	7,306
Corporate Debt Securities | Utilities | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	6,353	6,756
Corporate Debt Securities | Utilities | Available-for-sale
Disclosure of financial assets [line items]
Financial assets	528	550
Corporate Debt Securities | Industrials
Disclosure of financial assets [line items]
Financial assets	4,643	4,797
Corporate Debt Securities | Industrials | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	4,053	4,090
Corporate Debt Securities | Industrials | Available-for-sale
Disclosure of financial assets [line items]
Financial assets	590	707
Corporate Debt Securities | Energy
Disclosure of financial assets [line items]
Financial assets	3,968	4,112
Corporate Debt Securities | Energy | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	3,628	3,657
Corporate Debt Securities | Energy | Available-for-sale
Disclosure of financial assets [line items]
Financial assets	340	455
Corporate Debt Securities | Communication services(2)
Disclosure of financial assets [line items]
Financial assets	3,307	3,371
Corporate Debt Securities | Communication services(2) | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	2,826	2,826
Corporate Debt Securities | Communication services(2) | Available-for-sale
Disclosure of financial assets [line items]
Financial assets	481	545
Corporate Debt Securities | Real estate
Disclosure of financial assets [line items]
Financial assets	3,016	2,579
Corporate Debt Securities | Real estate | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	2,640	2,213
Corporate Debt Securities | Real estate | Available-for-sale
Disclosure of financial assets [line items]
Financial assets	376	366
Corporate Debt Securities | Health care
Disclosure of financial assets [line items]
Financial assets	2,033	1,579
Corporate Debt Securities | Health care | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	1,734	1,256
Corporate Debt Securities | Health care | Available-for-sale
Disclosure of financial assets [line items]
Financial assets	299	323
Corporate Debt Securities | Consumer staples
Disclosure of financial assets [line items]
Financial assets	1,882	2,271
Corporate Debt Securities | Consumer staples | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	1,625	1,920
Corporate Debt Securities | Consumer staples | Available-for-sale
Disclosure of financial assets [line items]
Financial assets	257	351
Corporate Debt Securities | Consumer discretionary(2)
Disclosure of financial assets [line items]
Financial assets	1,581	1,692
Corporate Debt Securities | Consumer discretionary(2) | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	1,372	1,329
Corporate Debt Securities | Consumer discretionary(2) | Available-for-sale
Disclosure of financial assets [line items]
Financial assets	209	363
Corporate Debt Securities | Materials
Disclosure of financial assets [line items]
Financial assets	1,481	1,473
Corporate Debt Securities | Materials | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	1,225	1,211
Corporate Debt Securities | Materials | Available-for-sale
Disclosure of financial assets [line items]
Financial assets	256	262
Corporate Debt Securities | Information technology(2)
Disclosure of financial assets [line items]
Financial assets	1,231	1,323
Corporate Debt Securities | Information technology(2) | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	1,024	1,056
Corporate Debt Securities | Information technology(2) | Available-for-sale
Disclosure of financial assets [line items]
Financial assets	207	267
Asset-backed securities
Disclosure of financial assets [line items]
Financial assets	7,366	5,899
Asset-backed securities | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	4,527	3,681
Asset-backed securities | Available-for-sale
Disclosure of financial assets [line items]
Financial assets	2,839	2,218
Debt securities
Disclosure of financial assets [line items]
Financial assets	74,443	72,619
Debt securities | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	61,402	59,967
Debt securities | Available-for-sale
Disclosure of financial assets [line items]
Financial assets	$ 13,041	$ 12,652